Summary of Significant Accounting Policies (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Exchange rate		7.1875	7.1957
Restricted cash		$ 3,496	$ 3,350	$ 3,444
Retained earnings					$ 285,061
Deferred taxes					$ 95,020
Recovery of credit loss		(277,751)	108,403	(87,639)
Provision for credit loss			82,415
Allowance for credit losses of prepayments
Material purchase agreement amount		714,990
Allowance for credit losses of other receivables		$ 2,052	25,988
Percentage of estimated residual value costs		5.00%
Current maturities of loans from other financial institutions		$ 384,152	333,012
Long-term loans from other financial institutions		502,352	144,696
Impairment
Unbilled amounts
Accrued freight costs
Salaries incurred		21,048	69,696	68,872
Travel and entertainment expenses		31,231	7,522	23,326
Travel and entertainment expenses		$ 191,866	247,393	267,432
Percentage of value added tax rate	9.00%
Percentage of tax benefit		50.00%
Percentage of statutory surplus reserve fund		10.00%
Percentage of registered capital		50.00%
Reportable segment (in segment) | segment		1
Percentage of voting interest		(10.00%)
Allowance for credit losses		$ 8,782,898	19,121,048
Cash and restricted cash		1,408,122	173,781	89,731		$ 101,670
Working capital		26,503,172
Net income		3,967,882	3,173,703	$ 3,969,498
Liquidity revenues		19,300,000
Current liabilities		$ 19,287,898	$ 13,862,008
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk				15.00%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		13.90%	26.10%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk				12.30%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		12.70%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk				11.60%
Credit Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			13.20%
Credit Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			11.80%
Credit Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			11.70%
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses
Subcontractors One [Member] | Supplier Concentration Risk [Member] | Subcontracting Costs [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		16.70%	19.80%	24.00%
Subcontractors One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		21.50%
Subcontractors Two [Member] | Supplier Concentration Risk [Member] | Subcontracting Costs [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		12.00%	11.80%	18.50%
Subcontractors Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		13.10%
Subcontractors [Member] | Supplier Concentration Risk [Member] | Subcontracting Costs [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			29.20%	27.60%
Subcontractors [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		21.50%
U.S. [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate		6.9931	7.2993
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added tax rate	0.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added tax rate	6.00%
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Working capital		$ 27,000,000